7. CAPITAL AND RESERVES: Schedule of Stock option transactions and the number of stock options (Details) - $ / shares			12 Months Ended
		Mar. 14, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Optiion Exercise Price		$ 0.08
Options Granted		1,575,000
Options Outstanding			1,227,000	1,730,750	1,735,000
Options Outstanding, granted			0	0	45,750
Options Outstanding, exercised			0	0	0
Options Outstanding, expired or cancelled			(393,750)	(503,750)	(50,000)
Options Outstanding			833,250	1,227,000	1,730,750
Options Exercisable			1,227,000	1,730,750	1,735,000
Options Exercisable, granted			0	0	45,750
Options Exercisable, exercised			0	0	0
Options Exercisable, expired or cancelled			(393,750)	(503,750)	(50,000)
Options Exercisable			833,250	1,227,000	1,730,750
Weighted average exercise price			$ 0.50	$ 0.47	$ 0.48
Weighted average exercise price, options granted			0	0	0.20
Weighted average exercise price, options exercised			0	0	0
Weighted average exercise price, options expired or cancelled			0.72	0.40	0.66
Weighted average exercise price			$ 0.39	$ 0.50	$ 0.47
Option 1
Expiry Date			Sep. 26, 2021
Optiion Exercise Price			$ 0.72
Number of Options			393,750
Options Granted			0
Options Exercised			0
Options Expired or Cancelled			(393,750)
Stock Options, Balance			0
Option 2
Expiry Date	[1]		Apr. 26, 2022
Optiion Exercise Price			$ 0.40
Number of Options			327,500
Options Granted			0
Options Exercised			0
Options Expired or Cancelled			0
Stock Options, Balance			327,500
Option 3
Expiry Date			Mar. 14, 2023
Optiion Exercise Price			$ 0.40
Number of Options			450,000
Options Granted			0
Options Exercised			0
Options Expired or Cancelled			0
Stock Options, Balance			450,000
Option 4
Expiry Date			Mar. 26, 2023
Optiion Exercise Price			$ 0.40
Number of Options			10,000
Options Granted			0
Options Exercised			0
Options Expired or Cancelled			0
Stock Options, Balance			10,000
Option 5
Expiry Date			Jan. 07, 2024
Optiion Exercise Price			$ 0.20
Number of Options			45,750
Options Granted			0
Options Exercised			0
Options Expired or Cancelled			0
Stock Options, Balance			45,750
Option 6
Expiry Date				Jul. 15, 2020
Optiion Exercise Price				$ 0.40
Number of Options				503,750
Options Granted				0
Options Exercised				0
Options Expired or Cancelled				(503,750)
Stock Options, Balance				0
Option 7
Expiry Date				Sep. 26, 2021
Optiion Exercise Price				$ 0.72
Number of Options				393,750
Options Granted				0
Options Exercised				0
Options Expired or Cancelled				0
Stock Options, Balance				393,750
Option 8
Expiry Date				Apr. 26, 2022
Optiion Exercise Price				$ 0.40
Number of Options				327,500
Options Granted				0
Options Exercised				0
Options Expired or Cancelled				0
Stock Options, Balance				327,500
Option 9
Expiry Date				Mar. 14, 2023
Optiion Exercise Price				$ 0.40
Number of Options				450,000
Options Granted				0
Options Exercised				0
Options Expired or Cancelled				0
Stock Options, Balance				450,000
Option 10
Expiry Date				Mar. 26, 2023
Optiion Exercise Price				$ 0.40
Number of Options				10,000
Options Granted				0
Options Exercised				0
Options Expired or Cancelled				0
Stock Options, Balance				10,000
Option 11
Expiry Date				Jan. 07, 2024
Optiion Exercise Price				$ 0.20
Number of Options				45,750
Options Granted				0
Options Exercised				0
Options Expired or Cancelled				0
Stock Options, Balance				45,750
Option 12
Expiry Date					Mar. 03, 2019
Optiion Exercise Price					$ 0.66
Number of Options					50,000
Options Granted					0
Options Exercised					0
Options Expired or Cancelled					(50,000)
Stock Options, Balance					0
Option 13
Expiry Date					Jul. 15, 2020
Optiion Exercise Price					$ 0.40
Number of Options					503,750
Options Granted					0
Options Exercised					0
Options Expired or Cancelled					0
Stock Options, Balance					503,750
Option 14
Expiry Date					Sep. 26, 2021
Optiion Exercise Price					$ 0.72
Number of Options					393,750
Options Granted					0
Options Exercised					0
Options Expired or Cancelled					0
Stock Options, Balance					393,750
Option 15
Expiry Date					Apr. 26, 2022
Optiion Exercise Price					$ 0.40
Number of Options					327,500
Options Granted					0
Options Exercised					0
Options Expired or Cancelled					0
Stock Options, Balance					327,500
Option 16
Expiry Date					Mar. 14, 2023
Optiion Exercise Price					$ 0.40
Number of Options					450,000
Options Granted					0
Options Exercised					0
Options Expired or Cancelled					0
Stock Options, Balance					450,000
Option 17
Expiry Date					Mar. 26, 2023
Optiion Exercise Price					$ 0.40
Number of Options					10,000
Options Granted					0
Options Exercised					0
Options Expired or Cancelled					0
Stock Options, Balance					10,000
Option 18
Expiry Date					Jan. 07, 2024
Optiion Exercise Price					$ 0.20
Number of Options					0
Options Granted					45,750
Options Exercised					0
Options Expired or Cancelled					0
Stock Options, Balance					45,750

[1]	These warrants have a forced exercise price. If the closing price of the Company’s shares is $0.80 or greater for a period of 20 consecutive trading days, the warrants will expire on the earlier of the 30th day after such notice is given and the original expiry date.